SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Buildings and building improvements | Minimum
Property and Equipment
Estimated useful lives (in years)	10 years
Buildings and building improvements | Maximum
Property and Equipment
Estimated useful lives (in years)	39 years
Computer Equipment and Capitalized Software | Minimum
Property and Equipment
Estimated useful lives (in years)	2 years
Computer Equipment and Capitalized Software | Maximum
Property and Equipment
Estimated useful lives (in years)	3 years
Furniture and Other Equipment
Property and Equipment
Estimated useful lives (in years)	5 years
Leasehold Improvements | Minimum
Property and Equipment
Estimated useful lives (in years)	6 years
Leasehold Improvements | Maximum
Property and Equipment
Estimated useful lives (in years)	10 years